Stock Plans and Stock-Based Compensation	3 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Plans and Stock-Based Compensation

11. Stock Plans and Stock-Based Compensation

Stock Plans

In September 2013, the Company’s stockholders approved the 2013 Equity Incentive Plan (2013 Plan), under which shares of common stock are reserved for the granting of options, stock bonuses, and restricted stock awards by the Company. These awards may be granted to employees, members of the Board of Directors, and consultants to the Company. The 2013 Plan has a term of ten years and replaced the 2003 Equity Incentive Plan, which had similar terms. The 2013 Plan permits the Company to (i) grant incentive stock options to directors and employees at not less than 100% of the fair value of common stock on the date of grant; (ii) grant nonqualified options to employees, directors, and consultants at not less than 85% of fair value; (iii) award stock bonuses; and (iv) grant rights to acquire restricted stock at not less than 85% of fair value. Options generally vest over a four- or five-year period and have a term of ten years. Options granted to 10% stockholders have a maximum term of five years and require an exercise price equal to at least 110% of the fair value on the date of grant. The exercise price of all options granted to date has been at least equal to the fair value of common stock on the date of grant.

Restricted stock units, which had been previously granted in 2007 pursuant to the Company’s 2003 Equity Incentive Plan, vested over a four- or five-year period, subject to certain performance conditions, and terminated on August 19, 2012.

Stock Plan Activity

In December 2013, the Company’s Board of Directors modified the terms of 60,847 stock options held by employees, directors, and scientific advisory board members. Specifically, the exercise price for such options was reduced to $5, the fair market value of the Company’s common stock on the date of modification, and the term of each option was extended to 10 years from the date of the modification. The Company will account for this stock option modification by recognizing any unamortized expense related to the original unmodified options as of the modification date over the remaining vesting periods of those awards. The incremental expense resulting from this modification of $0.2 million will also be recognized over the remaining vesting period. As substantially all of the modified awards were fully vested on the modification date, the Company recognized $0.2 million of noncash stock-based compensation expense related to this stock option modification in December 2013.

As of March 31, 2014 and December 31, 2013, 143,251 and 41 shares were available for issuance under the 2013 plan, respectively. In accordance with the provisions of the Company’s 2013 Equity Plan, the number of shares available for issuance under the plan automatically increased by 472,753 shares on January 1, 2014.

The following table summarizes stock option activity:

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price of Options	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	103,760	$34.19	4.43	$—
Options granted	487,697	5.00
Options exercised	(77)	4.77
Options forfeited	(3,490)	10.36
Options expired	(10,637)	31.31

Outstanding as of December 31, 2013	577,253	$7.00	9.57	$3
Options granted (unaudited)	342,950	5.02
Options exercised (unaudited)
Options forfeited (unaudited)	(8,059)	4.98
Options expired (unaudited)	(5,348)	30.21

Outstanding as of March 31, 2014 (unaudited)	906,796	$6.13	9.47	$2,682

Vested and expected to vest as of December 31, 2013	557,995	$7.07	9.56	$3

Exercisable as of December 31, 2013	289,308	$9.55	9.25	$1

Vested and expected to vest as of March 31, 2014 (unaudited)	877,457	$6.17	9.47	$2,595

Exercisable as of March 31, 2014 (unaudited)	380,568	$7.68	9.20	$1,110

The following table summarizes information about stock options outstanding as of March 31, 2014 (unaudited):

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (Years)	Number of Shares
$4.77	11,646	7.42	9,173
$5.00	881,546	9.61	416,030
$7.99	2,500	9.96	—
$15.90	839	0.03	839
$30.21	3,290	0.77	3,290
$39.75	3,520	0.03	3,520
$238.50	3,455	2.49	3,455

	906,796	9.47	436,307

The following table summarizes information about stock options outstanding as of December 31, 2013:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (Years)	Number of Shares
$4.77	12,257	7.62	8,815
$5.00	548,544	9.88	264,041
$15.90	839	0.27	839
$30.21	8,638	0.41	8,638
$39.75	3,520	0.27	3,520
$238.50	3,455	2.73	3,455

	577,253	9.57	289,308

Grant Date Fair Value

The following table presents the weighted-average assumptions the Company used with the Black-Scholes valuation model to derive the grant date fair value-based measurements of employee and director stock options and the resulting estimated weighted-average grant date fair-value-based measurements per share:

	Three months Ended March		Year Ended December 31,
	2014	2013	2013	2012
Weighted-average assumptions:
Expected term	6.02 yrs	—	6 yrs	6.25 yrs
Expected volatility	91%	—	92%	100%
Risk-free interest rate	2.04%	—	1.76%	1.01%
Expected dividend yield	0%	—	0%	0%
Weighted-average grant date fair value per share	$3.76	—	$3.76	$3.97

Expected Term

The Company does not believe it can currently place reliance on its historical exercise and post-vesting termination activity to provide accurate data for estimating the expected term. Therefore, for stock option grants made during the three months ended March 31, 2014 and years ended December 31, 2013 and 2012, the Company has opted to use the simplified method for estimating the expected term which is an average of the contractual term of the options and its ordinary vesting period. The expected term represents the period of time that options are expected to be outstanding.

Expected Volatility

As the Company has limited trading history for its common stock, the expected stock price volatility for the Company’s common stock was estimated by considering the volatility rates of similar publicly traded peer entities within the life sciences industry.

Risk-Free Interest Rate

The risk-free interest rate assumption was based on U.S. Treasury instruments with constant maturities whose term was consistent with the expected term of stock options granted by the Company.

Expected Dividend Yield

The Company has never declared or paid cash dividends and does not plan to pay cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero.

Common Stock Fair Value

Prior to January 24, 2014, there was no public market for the Company’s common stock, and accordingly, the Company’s Board of Directors historically determined the fair value of the Company’s common stock for the purpose of pricing the Company’s equity awards to employees, directors, and consultants. In making such fair value determinations, the Board of Directors considered a number of factors, including the price at which Preferred Stock was issued to outside investors in arm’s-length transactions, the rights, preferences, and privileges of the Preferred Stock relative to the common stock, important developments relating to advancement of the Company’s technology and clinical programs, the Company’s stage of development and business strategy, the likelihood of achieving a liquidity event for the shares of common stock, such as an initial public offering or sale of the Company, prevailing market conditions, and the market prices of various publicly held life sciences companies. Additionally, the Board of Directors considered contemporaneous valuations provided by third-party valuation specialists.

Forfeitures

The Company estimates forfeitures at the time of grant and revises these estimates in subsequent periods if actual forfeitures differ from those estimates. Changes in forfeiture estimates impact compensation in the period in which the change occurs.

The total intrinsic value of options exercised was none for the three months ended March 31, 2014 and 2013 and the years ended December 31, 2013 and 2012.

Vested and Unvested Awards

The total fair value of options vested for the three months ended March 31, 2014 and 2013 and the years ended December 31, 2013 and 2012, was $0.5 million, $0.0 million, $0.9 million and $0.1 million, respectively.

As of March 31, 2014 and December 31, 2013, the total compensation expense related to unvested employee stock options to be recognized in future periods, excluding estimated forfeitures, was $1.9 million and $1.2 million, respectively. The weighted-average periods over which this compensation expense is expected to be recognized are 3.6 years and 3.9 years as of March 31, 2014 and December 31, 2013, respectively.

Incentive Awards

In December 2013, as permitted by the 2013 Equity Plan, the Company issued certain incentive awards to directors, employees and a consultant which are indexed to 220,266 shares of the Company’s common stock and are exercisable at $5 per share when vested. Furthermore, in January 2014, the Company issued additional incentive awards to employees which are indexed to 6,486 shares of the Company’s common stock and are exercisable at $5 per share when vested. The Company may determine at its option whether to settle exercised awards in shares of common stock or in cash. Each recipient’s incentive award defines the number of common shares that may be acquired upon exercise provided the Company chooses to settle in shares. For awards settled in cash, the Company must pay the recipient the excess of the fair market value of the Company’s common stock on the date of exercise over the $5 exercise price paid by the recipient multiplied by the number of shares the recipient would be entitled to receive had the award been settled in shares of the Company’s common stock.

The incentive awards vest 100% on the second anniversary of their grant date and have a term of 10 years. If before this vest date the Company’s shareholders approve an increase to the 2013 plan’s shares available for issuance by an amount sufficient enough to cover the number of shares underlaying the incentive awards, then the awards shall automatically be modified to vest monthly over four years effective from their grant date.

The incentive award is a stock based compensation arrangement. As of March 31, 2014 and December 31, 2013, the Company did not have sufficient shares available for issuance to settle the incentive awards in stock. Accordingly, settlement in cash is deemed more likely as of the balance sheet date. The Company accounted for these cash settled awards as a liability and will remeasure the awards at fair value at each reporting date until settled. Compensation expense and the related incentive award liability will be recognized over the vesting period of the incentive awards.

As of December 31, 2013, the Company determined the fair value of the incentive awards using the Black-Scholes option pricing model with a stock price input of $5.00, an exercise prices of $5.00, an expected term of six years, a volatility of 92%, and a dividend yield of 0% which resulted in a fair value of $3.76 per share underlaying the incentive awards. As of March 31, 2014, the Company determined the fair value of the incentive awards using the Black-Scholes option pricing model with a stock price input of $8.00, an exercise price of $5.00, an expected term of 5.75 years, a volatility of 89%, and a dividend yield of 0% which resulted in a fair value of $6.31 per share underlaying the incentive awards. The Company recorded $188,000 and $9,000 of compensation expense pertaining to incentive awards for the three months ended March 31, 2014 and the year ended December 31, 2013, respectively. The corresponding incentive award liability is presented in other liabilities in the accompanying balance sheet.

Restricted Stock Units

No restricted stock units were granted or were vested in the three months ended March 31, 2014 and years ended December 31, 2013 and 2012. No restricted stock units were outstanding as of December 31, 2013 and March 31, 2014. Nine restricted stock units were outstanding as of December 31 ,2012, and had a weighted-average grant date fair value of $238.50 per share and a weighted-average remaining contractual term of 0.64 years. No expense has been recorded to date related to the Company’s restricted stock units, as no restricted stock units have vested. Vesting of the restricted stock units was contingent upon either an initial public offering of the Company’s common stock or a change in control.

Stock-Based Compensation Expense

Employee and Director Expense

Employee and director stock-based compensation expense recorded was as follows (in thousands):

	Three Months Ended March 31,		Year Ended December 31
	2014	2013	2013	2012
	(unaudited)
Research and development	$146	$6	$184	$26
General and administrative	568	12	691	54

Total	$714	$18	$875	$80

In January 2004, the Company’s Board of Directors canceled outstanding employee options under the 1993 Stock Option Plan and replaced them with new options to purchase 1,230 shares of common stock under the 2003 Plan at an exercise price of $30.21 per share. These replacement options were fully vested on the grant date and are exercisable for ten years, or 18 months after an initial public offering, if earlier. All replacement options are being accounted for as variable from the date of issuance to the date the options are exercised, forfeited or expire. During the years ended December 31, 2013 and 2012, as a result of decreases in the fair market value of its common stock, the Company did not record any compensation expense related to these options. As of March 31, 2014, all replacement options were either exercised or cancelled, therefore the Company is no longer required to assess and record variable compensation expense related to these options.

Non-Employee Expense

The Company has issued options to purchase shares of common stock to members of its Scientific Advisory Board (SAB) and certain consultants. The stock options have various exercise prices, a term of ten years, and vest over periods up to sixty months. In 2013 and 2012, the Company granted to its SAB members and consultants options to purchase 6,833 and 3,145 shares of common stock, respectively. As of December 31, 2013, options to purchase 4,555 shares of common stock remained unvested, and compensation related to these stock options is subject to periodic adjustment as the shares vest. In 2013, the Company also issued an incentive award for 2,335 shares to an SAB member which remained unvested as of December 31, 2013. The Company recorded $2,000, $17,000 and $6,000 of expense in the three months ended March 31, 2014 and years ended December 31, 2013 and 2012, respectively, related to these options and awards.

The Company has not recognized, and does not expect to recognize in the near future, any tax benefit related to employee stock-based compensation costs.